Related party transactions	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related party transactions [Text Block]

13. Related party transactions

	2020 $	2019 $
Accounting fees	32,702	31,132
Directors' fees	66,000	71,427
Management fees	228,000	160,500
Stock-based compensation	473,963	355,333
	800,665	618,392

There was $1,943 owing to related parties at December 31, 2020 (2019 - $2,284) included in accounts payable.  The balances owing are unsecured, non-interest bearing, and have no specific terms of repayment.

Key management includes the Chief Executive Officer, the Chief Financial Officer and the directors of the Company.  Compensation paid or payable to key management for services during the year ended December 31, 2020 amounted to $272,702 (2019 - $205,059) for short-term benefits and $473,963 (2019 - $355,333) for stock-based compensation.

The Company has a month to month office sublease with a company with common directors (Note 8).  During the year ended December 31, 2020, the Company recorded office sublease income of $28,147 (2019 - $28,147) relating to the sublease.